Schedule of Investments (unaudited)	iShares® 1-3 Year Treasury Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.1%
U.S. Treasury Note/Bond
0.25%, 05/15/24	$4,856	$4,630,174
0.25%, 06/15/24	1,033,257	982,239,936
0.25%, 05/31/25	78,100	71,925,219
0.25%, 07/31/25	136,771	125,370,038
0.25%, 08/31/25	983,035	898,670,814
0.25%, 10/31/25	283,881	258,298,806
0.38%, 07/15/24	55,104	52,319,045
0.38%, 08/15/24	287,854	272,415,581
0.38%, 09/15/24	189,034	178,408,693
0.50%, 03/31/25(a)	151,392	140,812,116
0.63%, 10/15/24	1,741,445	1,644,304,832
0.75%, 11/15/24	669,677	631,903,315
0.75%, 03/31/26	319,587	291,673,347
0.75%, 04/30/26	424,190	385,929,960
0.75%, 05/31/26	473,600	429,940,000
1.00%, 12/15/24	916,311	865,770,343
1.13%, 01/15/25	776,430	733,666,073
1.13%, 02/28/25	173,413	163,441,752
1.50%, 11/30/24	1,795,730	1,711,906,262
1.50%, 02/15/25	1,079,598	1,024,901,087
1.63%, 05/15/26	320,100	298,530,763
1.75%, 03/15/25	9,060	8,624,505
2.00%, 05/31/24	265	257,030
2.00%, 02/15/25	732,193	701,189,490
2.00%, 08/15/25	168,237	160,100,687
2.13%, 07/31/24	116,307	112,472,020
2.13%, 09/30/24	1	965
2.13%, 05/15/25	531,548	508,541,555
2.13%, 05/31/26	194,600	184,132,649
2.25%, 10/31/24	198,640	191,679,455
2.25%, 11/15/24	798,346	769,998,096
2.25%, 11/15/25	593,979	566,855,126
2.25%, 03/31/26	103,725	98,732,949
2.38%, 08/15/24	164,640	159,623,819
2.50%, 04/30/24	10,312	10,057,838
2.50%, 05/15/24	4,680	4,559,527
2.50%, 05/31/24	3,274	3,187,802
2.50%, 01/31/25	31,640	30,557,608
2.50%, 02/28/26	105,967	101,595,382
2.63%, 03/31/25	651	629,344
2.63%, 04/15/25	509,158	492,093,641
2.75%, 02/28/25	71,723	69,545,901
2.75%, 05/15/25	788,987	763,961,803
2.75%, 06/30/25	72,047	69,730,898
2.75%, 08/31/25	26,656	25,781,157
2.88%, 04/30/25	174,894	169,749,851
2.88%, 05/31/25	26,677	25,892,127
2.88%, 06/15/25	723,730	702,328,885
2.88%, 07/31/25	58,126	56,377,776
3.00%, 06/30/24	338,049	330,403,477
3.00%, 07/31/24	196,357	191,816,049
3.00%, 07/15/25	146,806	142,780,206
3.00%, 09/30/25	300,815	292,472,180
3.00%, 10/31/25	205,444	199,649,449
3.13%, 08/15/25	299,657	292,189,179
3.25%, 08/31/24	172,421	168,851,445
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.50%, 09/15/25	$242,165	$238,116,697
3.63%, 05/15/26	322,200	318,449,392
3.75%, 04/15/26	509,650	505,190,265
3.88%, 03/31/25	252,802	249,879,372
3.88%, 04/30/25	239,334	236,725,633
3.88%, 01/15/26	923,937	917,476,856
4.00%, 12/15/25	1,021,434	1,017,324,820
4.00%, 02/15/26	1,402,358	1,397,756,413
4.13%, 01/31/25	153,958	152,646,853
4.25%, 09/30/24	358,539	355,513,728
4.25%, 05/31/25	148,500	148,082,344
4.25%, 10/15/25	742,258	742,142,022
4.38%, 10/31/24	714,472	709,894,914
4.50%, 11/15/25	1,483,625	1,493,187,826
4.63%, 02/28/25	369,886	370,102,531
4.63%, 03/15/26	433,974	440,144,872
		28,066,112,565

Total Long-Term Investments — 99.1%
(Cost: $28,682,846,393)		28,066,112,565

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(b)(c)(d)	261,437	261,437,005

Total Short-Term Securities — 0.9%
(Cost: $261,437,006)		261,437,005

Total Investments Before Investments Sold Short — 100.0%
(Cost: $28,944,283,399)		28,327,549,570

Investments Sold Short

U.S. Government Obligations — (0.0)%
U.S. Treasury Note/Bond
2.13%, 11/30/23	(1)	(591)
2.25%, 12/31/23	(1)	(589)
2.75%, 02/15/24	(1)	(1,179)
2.00%, 04/30/24	(4)	(4,078)
2.88%, 11/30/23	(1)	(593)
2.25%, 04/30/24	(4)	(3,795)
2.38%, 02/29/24	(1)	(587)
0.25%, 03/15/24	(1)	(577)
2.25%, 03/31/24	(1)	(585)

Total Investments Sold Short — (0.0)%
(Proceeds $12,575)		(12,574)

Total Investments, Net of Investments Sold Short — 100.0%
(Cost: $28,944,270,824)		28,327,536,996

Liabilities in Excess of Other Assets — 0.0%		(10,499,629)

Net Assets — 100.0%		$28,317,037,367

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® 1-3 Year Treasury Bond ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$224,923,015	$36,513,990	(a)	$—	$—	$—	$261,437,005	261,437	$736,844	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$28,066,112,565	$—	$28,066,112,565
Short-Term Securities
Money Market Funds	261,437,005	—	—	261,437,005
Liabilities
Investments
Investments Sold Short	—	(12,574)	—	(12,574)
	$261,437,005	$28,066,099,991	$—	$28,327,536,996

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